Related Party Transactions - Related Party Transactions With The Reporting Entity's Largest Shareholder By Their Nature (Parenthetical) (Detail) (Rio Tinto [Member], USD $)
In Thousands, unless otherwise specified
	8 Months Ended	16 Months Ended
	Aug. 31, 2013	Dec. 31, 2014
Rio Tinto [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		$ 711,468
Management services payment, percentage	1.50%	3.00%